INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Opening provision at January 1	$ 150
Charged during the year	328	$ 2,479
Utilised during the year	(1,316)	0
Released during the year	(415)
Closing provision at December 31	0	150
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	7,648	11,344	$ 16,274
Charged during the year	629	2,113	2,291
Utilised during the year	(1,176)	(5,809)	(5,456)
Eliminated on disposal of business	0	0	(1,765)
Closing provision at December 31	$ 7,101	$ 7,648	$ 11,344